Commitments and Contingencies (Tables)	12 Months Ended
Feb. 28, 2018
Commitments and Contingencies Disclosure [Abstract]
Lease Commitments	The Company is committed to future minimum annual lease payments related to real estate operating leases as follows:

For the fiscal years ending:
2019	$33
2020	28
2021	18
2022	15
2023	15
Thereafter	29
$138